Consolidated Statements of Operations and Comprehensive Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net revenues	$ 155,248	$ 149,828	$ 150,222
Cost of revenues	(109,564)	(97,542)	(91,251)
Gross profit	45,684	52,286	58,971
Operating expenses:
Selling expenses	(35,044)	(30,845)	(30,566)
General and administrative expenses	(12,163)	(8,324)	(9,042)
Research and development expenses	(9,819)	(6,221)	(6,636)
Total operating expenses	(57,026)	(45,390)	(46,244)
Income/(loss) from operations	(11,342)	6,896	12,727
Other (expenses)/income:
Other non-operating income, net	2,515	2,046	819
Gain from disposal of subsidiaries	734
Government subsidy	496	901	505
Fair value loss on derivative instruments	(14)	(799)	(5,109)
Foreign exchange gain/(loss)	1,253	(1,341)	212
Interest (expense)/ income, net	279	(175)	(540)
Total other (expenses)/income, net	5,263	632	(4,113)
Income/(loss) before income tax expense	(6,079)	7,528	8,614
Income tax expense	(2,173)	(414)	(840)
Net income/(loss)	(8,252)	7,114	7,774
Other comprehensive income/(loss)
Foreign currency translation adjustment	625	88	274
Total comprehensive income/(loss)	$ (7,627)	$ 7,202	$ 8,048
Net income/(loss) per share
Basic (in Dollars per share)	$ (0.14)	$ 0.13	$ 0.18
Diluted (in Dollars per share)	$ (0.14)	$ 0.13	$ 0.18
Weighted average shares
Basic (in Shares)	56,975,855	52,900,242	42,105,300
Diluted (in Shares)	56,975,855	52,900,242	42,105,300